Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets	$ 48,801	$ 51,420
Total liabilities	378	222
Cash equivalents [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets	39,941	23,402
Commercial paper [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets	8,482	21,735
Mutual funds held for nonqualified deferred compensation plan participants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets	378	222
Treasury securities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets		2,034
Government-sponsored enterprise securities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets		4,027
Deferred compensation [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities	378	222
Level 1 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets	40,319	25,658
Total liabilities	378	222
Level 1 [Member] | Cash equivalents [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets	39,941	23,402
Level 1 [Member] | Mutual funds held for nonqualified deferred compensation plan participants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets	378	222
Level 1 [Member] | Treasury securities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets		2,034
Level 1 [Member] | Deferred compensation [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities	378	222
Level 2 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets	8,482	25,762
Level 2 [Member] | Commercial paper [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets	$ 8,482	21,735
Level 2 [Member] | Government-sponsored enterprise securities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets		$ 4,027